Summary Prospectus May 1, 2013



                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group



DWS ALTERNATIVE ASSET ALLOCATION VIP






CLASS    B

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information and other information about the fund online at www.dws-investments.com/vipros. You can also get this information at no cost by e-mailing a request to service@dws.com, calling (800) 728-3337 or by contacting your insurance company. The prospectus and Statement of Additional Information, both dated May 1, 2013, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks capital appreciation.



FEES AND EXPENSES OF THE FUND


This table describes the fees and expenses you may pay if you buy and hold shares of the fund. This information does not reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will increase expenses.


SHAREHOLDER FEES

(paid directly from your investment)   None
-------------------------------------- -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                                                B
                                                        ---------
Management fee                                              0.34
-------------------------------------------------------     ----
Distribution/service
(12b-1) fees                                                0.25
-------------------------------------------------------     ----
Other expenses                                              0.29
-------------------------------------------------------     ----
Acquired funds (underlying funds) fees and expenses         1.28
-------------------------------------------------------     ----
TOTAL ANNUAL FUND OPERATING EXPENSES                        2.16
-------------------------------------------------------     ----
Fee waiver/expense reimbursement                            0.31
-------------------------------------------------------     ----
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER/
EXPENSE REIMBURSEMENT                                       1.85
-------------------------------------------------------     ----

The Advisor has contractually agreed through September 30, 2013 to waive its fees and/or reimburse certain operating expenses of the fund to the extent necessary to maintain the fund's total annual operating expenses at 0.50% and, for the period from October 1, 2013 through April 30, 2014, at a ratio no higher than 0.57% (in each instance, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expenses and acquired funds (underlying funds) fees and expenses) for Class B shares. These agreements may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses) remain the same. This example does not reflect any fees or sales charges imposed by a variable contract for which the fund is an investment option. If they were included, your costs would be higher.


Although your actual costs may be higher or lower, based on these assumptions your costs would be:



       1 YEAR    3 YEARS    5 YEARS   10 YEARS
     --------  ---------  ---------  ---------
     $188         $646    $1,131     $2,469
---  ----         ----    ------     ------



PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs are not reflected in annual fund operating expenses or in the expense example, but can affect the fund's performance.


Portfolio turnover rate for fiscal year 2012: 22%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund seeks to achieve its objective by investing in alternative (or non-traditional) asset categories and investment strategies. Investments may be made in other DWS funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by Deutsche Investment Management Americas Inc., the fund's investment advisor, or one of its affiliates), or directly in the securities and derivative instruments in which such DWS funds could invest. The fund may also invest in unaffiliated ETFs to gain a desired economic exposure to a particular asset category that is not available



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through a DWS fund (DWS funds and unaffiliated ETFs are collectively referred to as "underlying funds"). The fund's allocations among direct investments and other DWS funds may vary over time.

MANAGEMENT PROCESS. Portfolio management allocates the fund's assets among the following strategies and/or asset categories: market neutral, inflation-protection, commodities, real estate, floating rate loans, infrastructure, emerging markets and other alternative strategies.


Portfolio management may make allocations ranging from 0% to 30% of its assets in a particular strategy or asset category. In addition, the fund may seek exposure to hedge funds through warrants, swaps and similar derivative instruments.


GLOBAL TACTICAL ASSET ALLOCATION OVERLAY STRATEGY (GTAA). In addition to the fund's main investment strategy, portfolio management may from time to time seek to enhance returns by employing a GTAA overlay strategy. This strategy attempts to take advantage of inefficiencies within global equity, bond, commodity and currency markets. The strategy is implemented through the use of derivatives, which are contracts or other instruments whose value is based on, for example, indices, currencies or securities. The strategy primarily uses exchange-traded futures contracts and over-the-counter forward currency contracts. Certain DWS funds in which the fund invests may also use the GTAA strategy.


DERIVATIVES. Outside of the GTAA strategy, the fund and the underlying funds in which the fund invests, may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


Because the fund invests in underlying funds, the risks listed here include those of the various underlying funds as well as those of the fund itself. Therefore, in these risk descriptions the term "the fund" may refer to the fund itself, one or more underlying funds, or both.


ASSET ALLOCATION RISK. Portfolio management may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. Anytime portfolio management buys or sells securities in order to adjust the fund's asset allocation this will increase portfolio turnover and generate transaction costs.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.


UNDERLYING FUNDS RISK. Because the fund may invest in underlying funds, the fund's performance will be directly related to the performance of the underlying funds. To the extent that a given underlying fund underperforms its benchmark or its fund peer group, it may contribute to underperformance by the fund.


In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds, which lowers performance. To the extent that the fund's allocations favor underlying funds with higher expenses, the overall cost of investing paid by the fund will be higher.


CONCENTRATION RISK - UNDERLYING FUNDS. Any underlying fund that concentrates in a particular segment of the market (such as commodities, gold-related investments, infrastructure-related companies and real estate securities) will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular market segment in which the underlying fund concentrates will have a significant impact on the underlying fund's performance.


While the fund does not concentrate in a particular industry, it may concentrate in an underlying DWS fund, and there is risk for the fund with respect to the aggregation of holdings of underlying funds. The aggregation of holdings of underlying funds may result in the fund indirectly having concentrated assets in a particular industry or group of industries, or in a single issuer. Such indirect concentration may have the effect of increasing the volatility of the fund's returns. The fund does not control the investments of the underlying funds, and any indirect concentration occurs as a result of the underlying funds following their own investment objectives and strategies.


NON-DIVERSIFICATION RISK - UNDERLYING FUNDS. While the fund is diversified, certain underlying funds may be classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the underlying fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance of the underlying fund.



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FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


GTAA RISK. The success of the GTAA strategy depends, in part, on portfolio management's ability to analyze the correlation between various global markets and asset classes. If portfolio management's correlation analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the GTAA strategy.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


COMMODITIES-RELATED INVESTMENTS RISK. The commodities-linked derivatives instruments in which the fund invests tend to be more volatile than many other types of securities and may subject the fund to special risks that do not apply to all derivatives transactions.


INFLATION-INDEXED BOND RISK. Any rise in interest rates may cause inflation-indexed bonds to decline in price, hurting fund performance. If interest rates rise due to reasons other than inflation, the fund's investment in these securities may not be fully protected from the effects of rising interest rates. The performance of any bonds that are indexed to non-US rates of inflation may be higher or lower than those indexed to US inflation rates. The fund's actual returns could fail to match the real rate of inflation.


REAL ESTATE SECURITIES. Real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, increases in property taxes and operating expenses, liabilities or losses due to environmental problems, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills and may not be diversified.



GOLD-RELATED INVESTMENTS. Prices of gold or other precious metals and minerals-related stocks may move up and down rapidly, and have historically offered lower long-term performance than the stock market as a whole. Gold and other precious metals prices can be influenced by a variety of economic, financial and political factors, especially inflation: when inflation is low or expected to fall, prices tend to be weak.


INFRASTRUCTURE-RELATED COMPANIES. Infrastructure-related companies can be affected by various factors, including general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses, and changes in interest rates.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.


SENIOR LOANS RISK. Senior loans may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the fund is particularly dependent on portfolio management's analytical



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abilities. Senior loans involve other risks, including conflict of interest risk, credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.

FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance.


SHORT SALE RISK. If the fund sells a security short and subsequently has to buy the security back at a higher price, the fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the fund must pay to a lender of the security. The amount the fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the fund, could increase the exposure of the fund to the market, increase losses and increase the volatility of returns.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


BORROWING RISK. Borrowing creates leverage. It also adds to fund expenses and at times could effectively force the fund to sell securities when it otherwise might not want to.


CONFLICT OF INTEREST RISK. Affiliates of the Advisor may participate in the primary and secondary market for senior loans. Because of limitations imposed by applicable law, the presence of the Advisor's affiliates in the senior loan market may restrict the fund's ability to participate in a restructuring of a senior loan or to acquire some senior loans, or affect the timing or price of such acquisition.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


CURRENCY STRATEGIES RISK. The success of the currency strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary models. If portfolio management's analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the currency strategies.


As part of the currency strategies, the fund will have substantial exposure to the risks of non-US currency markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the US or abroad. As a result, the fund's exposure to foreign currencies could cause lower returns or even losses to the fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that it will be able to do so.


ETF RISK. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The fund incurs brokerage costs when it buys and sells shares of an ETF and also bears its proportionate share of the ETF's fees and expenses, which are passed through to ETF shareholders.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


TAX STATUS RISK. Income from certain commodity-linked derivative instruments does not constitute "qualifying income" to the fund for purposes of qualification as a "regulated investment company." If such income were determined to cause the fund's nonqualifying income to exceed 10% of the fund's gross income, the fund would be subject to a tax at the fund level.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


SUBSIDIARY RISK. Certain underlying funds may invest in a wholly-owned subsidiary of the underlying fund (the Subsidiary) that is not registered as an investment



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company under the Investment Company Act of 1940, as amended, and therefore it is not subject to all of the investor protections of the Investment Company Act of 1940. A regulatory change in the US or the Cayman Islands that impacts the Subsidiary or how the underlying fund invests in the Subsidiary, such as a change in tax law, could adversely affect the underlying fund and the fund. By investing in the Subsidiary, the underlying funds and the fund are exposed to the risks associated with the Subsidiary's investments, which generally include the risks of investing in derivatives and commodities-related investments.


PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus. This information doesn't reflect fees associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These fees will reduce returns.


CALENDAR YEAR TOTAL RETURNS (%) (Class B)


[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]







      2010       2011     2012
      12.15      -3.12    9.36




Best Quarter: 9.04%, Q3 2010         Worst Quarter: -8.38%, Q3 2011
Year-to-Date as of 3/31/2013: 1.59%

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2012 expressed as a %)


                                   CLASS          1       SINCE
                               INCEPTION       YEAR   INCEPTION
                             -----------  ---------  ----------
CLASS B                      5/18/2009        9.36       9.27
---------------------------  ---------       -----      -----
MSCI WORLD INDEX
(reflects no deduction for
fees, expenses or taxes)                     15.83      11.73
---------------------------  ---------       -----      -----
BARCLAYS U.S. AGGREGATE
BOND INDEX (reflects no
deduction for fees,
expenses or taxes)                            4.22       6.47
---------------------------  ---------       -----      -----
BLENDED INDEX                                12.45      10.93
---------------------------  ---------       -----      -----

BLENDED INDEX consists of 70% MSCI World Index, which tracks the performance of stocks in select developed markets around the world, including the United States, and 30% Barclays U.S. Aggregate Bond Index, which tracks the performance of the broad US investment-grade, fixed-rate bond market, including both government and corporate bonds.

Class B index comparisons began on 5/31/2009.


The Advisor believes that the MCSI World Index, Barclays U.S. Aggregate Bond Index, and the blend of each of these indexes, reflect the different components of the fund's typical asset allocations.



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

QS Investors, LLC (QS Investors)


SUBADVISOR

RREEF America L.L.C.


PORTFOLIO MANAGER(S)

ROBERT WANG, HEAD OF PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Began managing the fund in 2009.


THOMAS PICCIOCHI, HEAD OF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Portfolio Manager of the fund. Began managing the fund in 2012.


ELLEN TESLER, PORTFOLIO MANAGER, QS INVESTORS. Began managing the fund in 2012.




PURCHASE AND SALE OF FUND SHARES


THE FUND IS INTENDED FOR USE IN A VARIABLE INSURANCE PRODUCT. You should contact the sponsoring insurance company for information on how to purchase and sell shares of the fund.



TAX INFORMATION


The fund normally distributes its net investment income and realized capital gains, if any, to its shareholders, the separate accounts of participating insurance companies. These distributions may not be taxable to the holders of variable annuity contracts and variable life insurance policies. For information concerning federal income tax consequences for the holders of such contracts or policies, holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.



PAYMENTS TO FINANCIAL INTERMEDIARIES


If you purchase the fund through selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries, the fund and its related companies may pay the financial intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your insurance company's web site for more information.


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                                            DWS Alternative Asset Allocation VIP
                                       SUMMARY PROSPECTUS May 1, 2013 2B-AAA-SUM